Offerings	Oct. 01, 2026 USD ($) shares
Offering: 1
Offering:
Fee Previously Paid	false
Rule 457(s)	true
Security Type	Asset-Backed Securities
Security Class Title	Class A Asset-Backed Notes, Series FCFMOTA 2026 3
Amount Registered | shares	1,000,000,000
Maximum Aggregate Offering Price	$ 1,000,000,000.00
Fee Rate	0.0087%
Amount of Registration Fee	$ 87,000.00
Offering Note	1a. Estimated solely for the purposes of calculation registration fee. 1b. Pursuant to rule 456(c) and 457(s) of the General Rules and Regulations of the Securities Act of 1933, as amended, the registration fee related to the asset-backed notes offered hereby is paid herewith.
Offering: 2
Offering:
Fee Previously Paid	false
Rule 457(s)	true
Security Type	Asset-Backed Securities
Security Class Title	Class B Asset-Backed Notes, Series FCFMOTA 2026 3
Amount Registered | shares	59,210,000
Maximum Aggregate Offering Price	$ 59,210,000.00
Fee Rate	0.0087%
Amount of Registration Fee	$ 5,151.27
Offering Note	See Offering Note 1.